Note Other comprehensive income (loss) (Disclosure of accumulated other comprehensive income (loss)) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Foreign Currency Translation
Beginning Balance	$ (32,832)	$ (36,099)	$ (31,277)
Other comprehensive loss before reclassifications	(3,098)	(4,451)	(4,822)
Amounts reclassified from accumulated other comprehensive income	0	7,718	0
Net change	(3,098)	3,267	(4,822)
Ending Balance	(35,930)	(32,832)	(36,099)
Adjustment of pension and postretirement benefit plans
Beginning Balance	(205,187)	(104,302)	(225,846)
Other comprehensive income (loss) before reclassification	(16,032)	(98,015)	104,272
Amounts reclassified from accumulated other comprehensive income (loss) for amortization of net losses	12,261	(5,188)	17,272
Amounts reclassified from accumulated other comprehensive income (loss) for amortization of prior service cost	(2,318)	2,318	0
Net change	(6,089)	(100,885)	121,544
Ending Balance	(211,276)	(205,187)	(104,302)
Unrealized net holding (losses) gain on investments
Beginning Balance	8,465	(48,344)	154,568
Other comprehensive (loss) income before reclassification	(29,871)	55,987	(201,119)
Other-than-temporary impairment amounts reclassified from accumulated other comprehensive (loss) income	11,959	0	0
Amounts reclassified from accumulated other comprehensive (loss) income	(113)	822	(1,793)
Net change	(18,025)	56,809	(202,912)
Ending Balance	(9,560)	8,465	(48,344)
Unrealized net (losses) gain on cash flow hedges
Beginning Balance	(318)	0	(313)
Other comprehensive (loss) income before reclassifications	(2,669)	(4,034)	1,436
Amounts reclassified from other accumulated other comprehensive (loss) income	2,867	3,716	(1,123)
Net change	198	(318)	313
Ending Balance	(120)	(318)	0
Accumulated other comprehensive (loss) income	$ (256,886)	$ (229,872)	$ (188,745)